Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	SPARROW FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001066241
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sgffx
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Load | Sparrow Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Sales Charge Reduction and Waivers” on page of this prospectus and in the section entitled “Determination of Net Asset Value on page of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.94%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund’s Class A and Class C shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class C operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”). Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Growth Style Investing Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Fixed Income Risk. The issuer of a bond may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

Foreign and Emerging Markets Securities Risk. Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities. To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund’s Class A shares by showing changes in the Fund’s Class A shares’ performance from year to year and by showing how the Fund’s Class A shares’ average annual returns for 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-727-3301
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sparrowcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Annual Return 2009	rr_AnnualReturn2009	19.27%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	4.23%
Annual Return 2012	rr_AnnualReturn2012	11.80%
Annual Return 2013	rr_AnnualReturn2013	37.23%
Annual Return 2014	rr_AnnualReturn2014	0.87%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	(4.42%)
Annual Return 2017	rr_AnnualReturn2017	31.28%
Annual Return 2018	rr_AnnualReturn2018	6.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
2008	-46.25%
2009	19.27%
2010	13.23%
2011	4.23%
2012	11.80%
2013	37.23%
2014	-0.87%
2015	-0.97%
2016	-4.42%
2017	31.28%
2018	6.56%

The Fund’s Class A Share year-to-date performance as of September 30, 2019 was 11.32%.

During the period shown in the chart for Class A, the highest return for a quarter was 17.67% (quarter ended September 30, 2009); and the lowest return for a quarter was -25.72% (quarter ended December 31, 2018). Class A shares are sold subject to a sales load, which is not reflected in the bar chart. If the sales load was included, the returns would be less than those shown.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Fund’s Class A, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Load | Sparrow Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
One Year	rr_ExpenseExampleYear01	$ 776
Three Years	rr_ExpenseExampleYear03	1,195
Five Years	rr_ExpenseExampleYear05	1,639
Ten Years	rr_ExpenseExampleYear10	$ 2,866
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	10.52%
Load | Sparrow Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
One Year	rr_ExpenseExampleYear01	$ 263
Three Years	rr_ExpenseExampleYear03	808
Five Years	rr_ExpenseExampleYear05	1,380
Ten Years	rr_ExpenseExampleYear10	$ 2,934
Load | Sparrow Growth Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	9.85%
Load | Sparrow Growth Fund | After Taxes on Distributions and Sales | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Load | Sparrow Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%
No_Load | Sparrow Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold No-Load Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.94%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”). Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Growth Style Investing Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Fixed Income Risk. The issuer of a bonds may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

Foreign and Emerging Markets Securities Risk. Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities. To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the Fund’s No-Load Class’s performance from year to year and by showing how the Fund’s No-Load Class’s average annual returns for 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-727-3301
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sparrowcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	No-Load Class Annual Total Returns as of December 31st
Annual Return 2009	rr_AnnualReturn2009	19.93%
Annual Return 2010	rr_AnnualReturn2010	13.45%
Annual Return 2011	rr_AnnualReturn2011	4.51%
Annual Return 2012	rr_AnnualReturn2012	12.07%
Annual Return 2013	rr_AnnualReturn2013	37.67%
Annual Return 2014	rr_AnnualReturn2014	1.07%
Annual Return 2015	rr_AnnualReturn2015	(0.73%)
Annual Return 2016	rr_AnnualReturn2016	(4.18%)
Annual Return 2017	rr_AnnualReturn2017	31.63%
Annual Return 2018	rr_AnnualReturn2018	6.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
2009	19.93%
2010	13.45%
2011	4.51%
2012	12.07%
2013	37.67%
2014	1.07%
2015	-0.73%
2016	-4.18%
2017	31.63%
2018	6.73%

* The Fund’s No-Load Class year-to-date performance as of September 30, 2019 was 11.57%.

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 17.60% (quarter ended September 30, 2009); and the lowest return was -25.67% (quarter ended December 31, 2018). Prior to October 1, 2008, the Fund’s No-Load Class shares were called Class C shares, and the fee structure was changed. Those shares sold before October 1, 2008 were subject to a contingent deferred sales load, which is not reflected in returns set forth in the bar chart above. If the contingent deferred sales load was included, the returns would be less than those shown. The Fund’s current Class C share class is offered under a separate prospectus.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Fund’s No-Load Class, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

No_Load | Sparrow Growth Fund | No Load
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
One Year	rr_ExpenseExampleYear01	$ 163
Three Years	rr_ExpenseExampleYear03	505
Five Years	rr_ExpenseExampleYear05	871
Ten Years	rr_ExpenseExampleYear10	$ 1,900
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	11.47%
No_Load | Sparrow Growth Fund | After Taxes on Distributions | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	10.75%
No_Load | Sparrow Growth Fund | After Taxes on Distributions and Sales | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.93%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	9.43%
No_Load | Sparrow Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.11%

[1]	Restated to reflect current fees.